Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		55 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,943,697)	$ (3,680,860)	$ (5,365,196)	$ (2,520,579)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	40,258	10,342	21,796	11,125	34,192
Amortization of deferred financing costs	60,523		14,159		14,159
Warrants issued for services			42,993	228,689	421,681
Option expense	367,394	1,185,508	1,647,572		2,258,822
Common stock issued for services	806,245	284,200	299,200	11,075	452,055
Accretion of discount	539,319	559,496	829,969	1,500	831,469
Loss on securities held for sale	33,707
Beneficial conversion feature	2,324,759
Net changes in operating assets and liabilities:
Other receivables	20,000		(20,000)		(20,000)
Prepaid expenses	47,111	51,186	81,766		81,766
Other assets	(885)
Refundable deposit	(278,952)	(4,667)	(10,367)		(10,367)
Accounts payable	251,599	72,891	89,960	(123,854)	257,965
Accrued expense	37,190
Accrued interest	63,712	89,537	135,761	1,940	137,701
NET CASH USED IN OPERATING ACTIVITIES	(2,631,717)	(1,432,367)	(2,199,534)	(2,395,909)	(6,235,379)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of investment	1,142,926
Purchase of equipment	65,645	165,409	(172,724)	(45,243)	(238,446)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	1,077,281	(165,409)	(172,724)	(45,243)	(238,446)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible debt	615,000	1,200,000
Proceeds from equity financing	750,000			880,000	3,418,755
Proceeds from subscription receivables				865,000	865,000
Payments of convertible debt	(100,000)
Payments of short-term debt	(93,840)	(83,304)	(93,840)		(93,840)
Borrowings on convertible notes			2,055,000	787,000	2,842,000
Payment of financing costs			(74,682)		(74,682)
Payments of capital lease obligation	(30,955)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,140,205	1,116,696	1,886,478	2,532,000	6,957,233
NET INCREASE (DECREASE) IN CASH	(414,231)	(481,080)	(485,780)	90,848	483,408
Cash at the beginning of the year	483,408	969,188	969,188	878,340
Cash at the end of the year	69,177	488,108	483,408	969,188	483,408
Interest Paid			3,278		3,278
Income taxes paid
Financing of insurance premiums	93,840	93,840	93,840		93,840
Recapitalization of PVSP shareholders					8
Warrants issued with convertible notes			357,145	71,543	428,688
Beneficial conversion feature in convertible notes			532,210	0	532,210
Common stock and warrants issued for conversion of debt	3,558,413
Capital lease financing for fixed assets	318,603
Securities held-for-sale exchanged for common and preferred shares	1,000,000
Accrued offering costs	38,950
Securities exchanged for preferred shares	256,633
Debt discount	$ 173,035	$ 629,332